Investor A C and Institutional [Member] Investment Objectives and Goals - Investor A, C and Institutional - BlackRock Sustainable Advantage Large Cap Core Fund	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock Sustainable Aware Advantage Large Cap Core Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of BlackRock Sustainable Aware Advantage Large Cap Core Fund (formerly known as “BlackRock Sustainable Advantage Large Cap Core Fund”) (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to seek to provide total return while seeking to maintain certain environmental, social and governance (“ESG”) characteristics and climate risk exposure relative to the Fund’s benchmark.